Other Income And Other Expense (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
All other income and commissions:
Bankcard income	$ 22,384		$ 22,388		$ 19,761
Bank-owned life insurance	18,805		19,615		25,898
Other service charges	12,935		12,182		10,368
ATM interchange fees	10,528		13,690		14,169
Electronic banking fees	6,537		6,225		7,111
Letter of credit fees	5,158		6,282		6,493
Deferred compensation	4,461	[1]	(517)	[1]	3,621	[1]
Gains on extinguishment of debt	0		5,761		17,060
Other	20,257		22,782		25,572
Total	101,065		108,408		130,053
All other expense:
Litigation and regulatory matters	33,313		41,279		2,398
Tax credit investments	18,655		20,356		22,229
Advertising and public relations	17,439		16,884		22,840
Other insurance and taxes	10,734		13,721		11,523
Travel and entertainment	8,366		8,324		9,800
Customer relations	4,578		4,908		6,994
Employee training and dues	4,525		4,770		4,634
Supplies	3,752		3,800		4,519
Bank examinations costs	3,231		4,500		4,578
Loan insurance expense	2,355		2,907		(686)
Federal service fees	999		1,435		2,610
Other	34,610		39,069		21,856
Total	$ 142,557		$ 161,953		$ 113,295

[1]	Deferred compensation market value adjustments are mirrored by adjustments to employee compensation, incentives, and benefits expense.